Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE 20 — SUBSEQUENT EVENTS

On April 11, 2017, the Company executed an agreement with its lenders pursuant to its Senior Credit Facility to amend the calculation of the Secured Net Leverage Ratio beginning January 1, 2017 to December 31, 2018, among other provisions.  See Note 7 — Long-term Debt for additional information on the Company’s Senior Credit Facility and the terms of the CS Amendment.

On March 31, 2017, the Company sold 60-bed Cherokee Medical Center and its affiliated outpatient facilities, located in Centre, Alabama, for $4.3 million.  For the years ended December 31, 2016, 2015 and 2014, the Company’s operating results included pre-tax losses of $5.0 million, $5.3 million and $4.2 million related to Cherokee.  In addition to the above, the Company recorded $3.9 million and $2.0 of impairment to property, equipment and capitalized software costs of Cherokee during the years ended December 31, 2016 and 2015, respectively.  The Company does not expect the loss on sale of this hospital will be material, after consideration of the impairment charges recorded in 2016.

On March 30, 2017, the Company announced that it has a definitive agreement to sell 231-bed Trinity Hospital of Augusta and its affiliated outpatient facilities (“Trinity”), located in Augusta, Georgia.  The Company is currently anticipating completing the sale of this hospital in the second quarter of 2017.

On January 4, 2017, the Company used the proceeds from the sale of Barrow to pay down $6.6 million of principal on the Term Loan Facility.  On April 6, 2017, the Company utilized the proceeds from the sale of Cherokee to pay down $4.3 million of additional principal on the Term Loan Facility.  As a result of these redemption payments, which are in addition to the $7.2 million pay down from the proceeds of the Sandhills divestiture which occurred in December 2016, the Company’s next required principal payment on the Term Loan Facility is due in December 2018.